Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues (notes 5 and 25)
License fees	$ 1,670	$ 911	$ 74
Development services	3,337
Product sales		2,370	129
Royalties	68	67	45
Supply chain revenue	185	304	284
Total revenues	5,260	3,652	532
Operating expenses (note 20)
Cost of sales	90	2,317	410
Research and development expenses	6,574	1,506	1,837
General and administrative expenses	5,916	4,759	6,615
Selling expenses	1,351	1,134	1,214
Restructuring costs			507
Impairment of right of use asset			22
Gain on modification of building lease (notes 12 and 17)		(219)
(Reversal) impairment of other asset		(139)	169
Total operating expenses	13,931	9,358	10,774
Loss from operations	(8,671)	(5,706)	(10,242)
Gains due to changes in foreign currency exchange rates	215	572	87
Change in fair value of warrant liability		1,147	4,518
Other finance costs	(21)	(736)	(593)
Net finance income	194	983	4,012
Loss before income taxes	(8,477)	(4,723)	(6,230)
Income tax recovery (expense) (note 22)	109	(395)	188
Net loss	(8,368)	(5,118)	(6,042)
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation adjustments	367	(1,139)	83
Items that will not be reclassified to profit or loss:
Actuarial loss on defined benefit plans	(3,592)	(650)	(1,068)
Comprehensive loss	$ (11,593)	$ (6,907)	$ (7,027)
Net loss per share (basic) (note 26)	$ (0.07)	$ (0.12)	$ (0.35)
Net loss per share (diluted) (note 26)	$ (0.07)	$ (0.12)	$ (0.35)
Weighted average number of shares outstanding (note 26)
Basic	114,924,497	41,083,163	17,494,472
Diluted	114,924,497	41,083,163	17,494,472